Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	28 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	48 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	99 Months Ended	111 Months Ended
		Jun. 30, 2021	Mar. 29, 2019	Sep. 28, 2018	Dec. 28, 2016	Jul. 31, 2019	Jul. 31, 2017	Mar. 31, 2022	Jul. 31, 2019	Mar. 31, 2026	Jul. 31, 2020	Jul. 31, 2018	Mar. 31, 2023	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2019	Mar. 31, 2024	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Jul. 31, 2020	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2023	Jul. 31, 2021	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000176380
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Emerging Markets Equity Fund, Investor Shares
Accumulated Value					$ 10,000		$ 12,140					$ 12,452				$ 13,211					$ 15,112				$ 18,001			$ 16,346			$ 14,471			$ 19,897		$ 19,045	$ 21,387
C000176381
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Emerging Markets Equity Fund, Institutional Shares
Accumulated Value					500,000		608,500					625,063				664,488					761,639				908,997			826,507			732,907			1,009,812		968,841	1,090,872
C000176382
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Emerging Markets Equity Fund, R6 Shares
Accumulated Value					10,000		12,170					12,501				13,280					15,233				18,180			16,530			14,658			20,208		19,377	21,817
C000210821
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Global Quality Equity Fund, Investor Shares
Accumulated Value			$ 10,000			$ 10,480					$ 12,480				$ 14,620				$ 15,514				$ 14,160				$ 20,657			$ 21,002			$ 22,644
C000210820
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Global Quality Equity Fund, Institutional Shares
Accumulated Value			500,000			524,000					625,222				733,573				779,234				712,863				1,042,148			1,061,293			1,146,715
C000210819
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Global Quality Equity Fund, R6 Shares
Accumulated Value			10,000			10,480					12,504				14,661				15,575				14,257				20,833			21,215			22,924
C000204822
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners US Select Quality Equity Fund, Investor Shares
Accumulated Value				$ 10,000					$ 10,720					$ 13,466				$ 16,641		$ 18,249				$ 16,317					$ 24,247			$ 25,295			$ 26,663
C000204821
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners US Select Quality Equity Fund, Institutional Shares
Accumulated Value				500,000					536,630					674,626				834,457		915,600				820,375					1,221,529			1,277,410			1,349,123
C000204820
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners US Select Quality Equity Fund, R6 Shares
Accumulated Value				10,000					10,743					13,493				16,699		18,322				16,418					24,441			25,559			26,994
C000228650
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Global Quality Value Fund, Investor Shares
Accumulated Value		$ 10,000						$ 10,569					$ 10,410				$ 12,858					$ 13,873				$ 16,709
C000228651
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners Global Quality Value Fund, Institutional Shares
Accumulated Value		500,000						528,476					520,766				643,560					695,710				840,120
C000228652
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners International Quality Value Fund, Investor Shares
Accumulated Value		10,000						9,755					9,146				11,353					12,782				15,231
C000228653
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners International Quality Value Fund, Institutional Shares
Accumulated Value		500,000						487,772					457,495				568,607					641,280				765,457
C000228654
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners US Quality Value Fund, Investor Shares
Accumulated Value		10,000						11,857					11,583				13,470					15,056				16,843
C000228655
Account Value [Line Items]
Line Graph and Table Measure Name										GQG Partners US Quality Value Fund, Institutional Shares
Accumulated Value		500,000						592,832					579,384				674,928					755,253				845,557
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]									MSCI Emerging Markets Index (USD) (NR)
Accumulated Value					10,000		12,577					13,125				12,839					13,680				16,503			14,930			13,332			14,419		15,585	20,191
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]									MSCI Emerging Markets Index (USD) (NR)
Accumulated Value					500,000		628,845					656,250				641,952					683,988				825,172			746,484			666,597			720,930		779,265	1,009,559
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]									MSCI Emerging Markets Index (USD) (NR)
Accumulated Value					$ 10,000		$ 12,577					$ 13,125				$ 12,839					$ 13,680				$ 16,503			$ 14,930			$ 13,332			$ 14,419		$ 15,585	$ 20,191
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]									MSCI ACWI Index (USD) (NR)
Accumulated Value			10,000			10,522					11,280				15,022				14,904				13,795				16,998			18,213			21,858
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]									MSCI ACWI Index (USD) (NR)
Accumulated Value			500,000			526,112					563,985				751,120				745,184				689,759				849,894			910,662			1,092,888
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9]									MSCI ACWI Index (USD) (NR)
Accumulated Value			$ 10,000			$ 10,522					$ 11,280				$ 15,022				$ 14,904				$ 13,795				$ 16,998			$ 18,213			$ 21,858
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]									S&P 500 Index (USD) (TR)
Accumulated Value				10,000					10,458					11,708				15,975		16,625				15,340					19,924			21,568			25,408
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]									S&P 500 Index (USD) (TR)
Accumulated Value				500,000					522,891					585,416				798,772		831,250				767,007					996,198			1,078,401			1,270,394
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]									S&P 500 Index (USD) (TR)
Accumulated Value				$ 10,000					$ 10,458					$ 11,708				$ 15,975		$ 16,625				$ 15,340					$ 19,924			$ 21,568			$ 25,408
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14]									MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000						9,989					9,246				11,393					12,208				14,650
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[16]									MSCI ACWI Index (USD) (NR)
Accumulated Value		500,000						499,467					462,317				569,649					610,380				732,518
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]									MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		10,000						9,340					8,867				10,042					10,653				13,307
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19],[20]									MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		500,000						467,006					443,325				502,101					532,658				665,369
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]									S&P 500 Index (USD) (TR)
Accumulated Value		10,000						10,654					9,830				12,768					13,821				16,282
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]									S&P 500 Index (USD) (TR)
Accumulated Value		500,000						532,690					491,522				638,394					691,072				814,107
MSCI ACWI Value (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14]									MSCI ACWI Value (USD) (NR)
Accumulated Value		10,000						10,381					9,810				11,576					12,571				14,808
MSCI ACWI High Dividend Yield Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14]									MSCI ACWI High Dividend Yield Index (USD) (NR)
Accumulated Value		10,000						10,260					9,774				11,024					11,933				14,130
MSCI ACWI Value (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[16]									MSCI ACWI Value (USD) (NR)
Accumulated Value		500,000						519,045					490,483				578,811					628,574				740,414
MSCI ACWI High Dividend Yield Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[16]									MSCI ACWI High Dividend Yield Index (USD) (NR)
Accumulated Value		500,000						512,977					488,675				551,204					596,672				706,488
MSCI ACWI ex USA Value Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]									MSCI ACWI ex USA Value Index (USD) (NR)
Accumulated Value		10,000						9,902					9,506				10,964					12,209				16,012
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]									MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Accumulated Value		10,000						10,253					9,946				11,256					12,835				15,767
MSCI ACWI ex USA Value Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19],[20]									MSCI ACWI ex USA Value Index (USD) (NR)
Accumulated Value		500,000						495,110					475,296				548,224					610,457				800,602
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19],[20]									MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Accumulated Value		500,000						512,649					497,310				562,801					641,733				788,374
MSCI USA Value (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]									MSCI USA Value (USD) (NR)
Accumulated Value		10,000						10,717					10,010				11,957					12,810				14,178
MSCI USA High Dividend Yield Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]									MSCI USA High Dividend Yield Index (USD) (NR)
Accumulated Value		10,000						10,645					10,233				11,798					12,622				14,179
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]									Russell 1000 Index (USD) (TR)
Accumulated Value		10,000						10,436					9,560				12,416					13,387				15,762
MSCI USA Value (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]									MSCI USA Value (USD) (NR)
Accumulated Value		500,000						535,840					500,502				597,829					640,523				708,914
MSCI USA High Dividend Yield Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]									MSCI USA High Dividend Yield Index (USD) (NR)
Accumulated Value		500,000						532,235					511,668				589,894					631,078				708,928
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]									Russell 1000 Index (USD) (TR)
Accumulated Value		$ 500,000						$ 521,806					$ 478,009				$ 620,780					$ 669,330				$ 788,098

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	ACWI – All Country World Index
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	ACWI – All Country World Index
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	ACWI – All Country World Index
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	ACWI – All Country World Index
[20]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[24]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).